Other Reserves - Reconciliation of Share Based Payment Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation Of The Share-Based Payments Reserve
Balance at beginning of year	$ 224	$ 197
Share-based payments expensed	29	27	$ 22
Balance at end of year	$ 253	$ 224	$ 197